Fair Value Measurement of Financial Instruments	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurement of Financial Instruments
3. Fair Value Measurement of Financial Instruments
The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values as of December 31, 2018. The redeemable common stock liability was settled in March 2019 as described below.

	Fair Value Measurements as of December 31, 2018 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Redeemable common stock liability	$—	$—	$6,762	$6,762

	$—	$—	$6,762	$6,762

Redeemable Common Stock
On March 24, 2017, the Company issued 728,548 shares of Class A common stock in connection with the NuTech Medical acquisition (see Note “1. Nature of Business and Basis of Presentation”), which were recorded at their fair value of $8.70 per share. These shares included a put right allowing the holder to put the shares back to the Company at an agreed-upon exercise price of $9.28 per share on March 24, 2019. The Company also had the right to call the shares at an agreed-upon exercise price of $9.28 per share prior to the second anniversary of the acquisition. These shares had been classified as temporary equity and had been accreted to the full redemption amount of $9.28 per share as the holder had the right to exercise the put right on March 24, 2019. These shares had the same rights and preferences as common stock. During the year ended December 31, 2018 and 2017, the Company recorded $0 and $423 related to the accretion of these shares to their redemption amount, respectively. In December 2018, the Company received notification that the put option would be exercised. Accordingly, the Company reclassified the carrying value of the redeemable Class A common stock of $6,762 to a current liability as of December 31, 2018. The liability was settled in March 2019. As of December 31, 2019, the aforementioned 728,548 shares were held as treasury stock.